Note 7 - Leases - Lease Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Right-of-use asset	$ 58	$ 0
Lease liability	37	0
Lease liability, non-current	$ 23	$ 0